Investments in Subsidiaries - Assets and Liabilities and Cash Flow Effect of Disposal of Subsidiaries (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2023 CNY (¥)
Disclosure of subsidiaries [abstract]
Partial Consideration On Disposal Of Subsidiary	¥ 179.9